Convertible Notes:	9 Months Ended
Sep. 30, 2013
Convertible Notes: [Abstract]
Convertible Notes:

Note 11.        Convertible Notes:

In the first quarter 2012, the Company announced a debt restructuring agreement (the "Restructuring"), which was approved by shareholders in June 2012 and eventually offered to all Holders of the then outstanding debt totaling $85,447,000 (the "Old Notes"). In the fourth quarter of 2012, the Restructuring was consummated whereby Holders of an aggregate of $84,405,000 of Old Notes elected to participate in the Restructuring and $1,042,000 of Old Notes declined to participate.

Pursuant to the terms of the Restructuring, the Company paid a total of $16,887,500 cash, issued a total of 12,412,501 Class A common shares, issued modified notes with a face value of $25,315,000 (“Modified Notes”) and issued CVR's totaling 5.468% of any future proceeds actually received by the Company with respect to the Arbitration proceedings or disposition of the Brisas Project mining data. The CVR generally entitles each holder of the Modified Notes to receive, net of certain deductions (including income tax calculation and the payment of current obligations of the Company), a pro rata portion of the proceeds actually received by the Company with respect to the Arbitration proceedings or disposition of the Brisas Project mining data.

Management considered the relevant fair value measurement guidance as required by generally accepted accounting principles in order to record the debt restructuring transaction based on the fair value of the consideration given to redeem the Old Notes. The carrying value of the Old Notes was $84.4 million and the fair value of the aggregate consideration given was estimated at approximately $75.1 million, resulting in a gain on the transaction of approximately $9.3 million which was recorded in the 2012 consolidated statement of operations net of costs associated with the restructuring transaction. Management's estimate of the fair value of the consideration given included approximately $16.9 million cash, $37.9 million of Class A common shares of the Company, $19.3 million of Modified Notes and $1.0 million related to the CVR as summarized below:

	Cash	Equity	Notes	CVR	Gain	Total
Restructured notes	$16,887,500	$37,858,125	$19,302,688	$1,030,794	$9,325,893	$84,405,000
Restructuring costs	-	(672,248)	(657,770)	(18,303)	(1,236,798)	2,585,119
	$16,887,500	$37,185,877	$18,644,918	$1,012,491	$8,089,095

The Modified notes were initially recorded at their estimated fair value, net of restructuring costs and are being accreted to their face value using the effective interest rate method over the expected life of the notes (estimated to be the maturity date of June 29, 2014), with the resulting charge recorded as interest expense.

Carrying value of Modified Notes as of December 31, 2012	$18,983,454
Old notes	1,042,000
Total carrying value of convertible notes as of December 31, 2012	20,025,454
Accretion of modified notes during 2013	2,905,208
Debt settlement	(2,515)
Total carrying value of convertible notes as of September 30, 2013	22,928,147
Less current portion	(21,886,147)
Long term convertible notes as of September 30, 2013	$1,042,000

The Modified Notes and Old Notes bear interest at a rate of 5.50% per year, payable semiannually in arrears on June 15 and December 15 and subject to certain conditions, may be converted into Class A common shares of the Company, redeemed or repurchased. The Company made interest payments of $0.7 million and $2.8 million during the nine months ended September 30, 2013 and 2012, respectively.

The Modified Notes are governed by the terms of the supplemental indenture which includes a maturity date of June 29, 2014 and conversion into 250 shares of Class A common shares per $1,000 (equivalent to a conversion price of $4.00 per common share) at any time upon prior written notice to the Company.

The Old Notes continue to be governed by the terms of the original indenture which includes a maturity date of June 15, 2022 and conversion into 132.626 shares of Class A common shares per $1,000 (equivalent to a conversion price of $7.54 per common share) at any time upon prior written notice to the Company.

The covenants in the indenture and supplement, as amended, relating to both the Modified Notes and the Old Notes are generally limited to administrative issues such as payments of interest, maintenance of office or agency location, delivery of reports and other related issues. Likewise, events of default are defined as failure to pay interest and principal amounts when due, default in the performance of covenants, failure to convert notes upon holder's exercise of conversion rights and similar provisions or the Company's failure to give notice of a fundamental change which is generally defined as events related to a change of control in the Company. The Company is in compliance with all relevant covenants and there have been no events of default.